BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Corporate costs	$ (328)	$ (356)
Group trading profit	683	1,169	$ 1,123
Acquisition and disposal related items	4	32	(7)
Restructuring and rationalisation expenses	124	134	120
Amortisation and impairment of acquisition intangibles	171	143	113
Legal and other	89	45	34
Operating profit	295	815	863
Legal expenses	17	121
Increase in legal provision relating to metal-on-metal hip claims			72
Credit for insurance recoveries		147	$ 84
Reportable segments
Disclosure of operating segments [line items]
Operating profit	1,011	1,525
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	389	666
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	306	489
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	$ 316	$ 370